Significant Accounting Policies [Text Block]: Nature of Operations [Text Block] (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Nature of Operations

Nature of Business

Eastgate Acquisitions Corporation (The Company) was organized on September 8, 1999, under the laws of the State of Nevada. The Company is a development stage company which has limited history of operations is engaged in the research and development of drug delivery innovations for developing of improved novel formulations and alternative dosage forms of existing biologically active molecules.  During the year ended December 31, 2012 the Company formed Eastgate Pharmaceuticals, Inc. as a wholly-owned subsidiary of the Company.